SUBSEQUENT EVENT	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENT

NOTE 13 - SUBSEQUENT EVENT

On November 1, 2021, Marizyme entered into a definitive arrangement agreement with Health Logic Interactive Inc. (“HLII”) pursuant to which the Company will acquire My Health Logic Inc., a wholly-owned subsidiary of HLII (the “Transaction”).

The Transaction will be effected by way of a plan of arrangement under the Business Corporations Act (British Columbia). In connection with the plan of arrangement, Marizyme will issue an aggregate of 4,600,000 shares of its common stock to HLII, which will be subject to certain terms and restrictions. Upon closing, My Health Logic Inc. will be a wholly-owned subsidiary of Marizyme.

The acquisition is subject to, among other things, the approval of the Supreme Court of British Columbia, the approval of the NEX board of the TSX Venture Exchange, and requires the approval of at least two-thirds of the votes cast by HLII shareholders at the upcoming annual and special meeting of HLII shareholders. The Transaction is expected to close in December 2021.

NOTE 12 - SUBSEQUENT EVENTS

The Company has evaluated subsequent events through the date the consolidated financial statements were issued and filed with the Securities and Exchange Commission. The Company has determined that there are no other such events that warrant disclosure or recognition in the consolidated financial statements, except as stated herein.

On January 1, 2021, the Company issued 7,500 options for common stock to an employee. The options vest over three years, have an exercise price of $1.25 and expire in 10 years.

On January 12, 2021, the Company issued 20,000 options for common stock to an employee. The options vest over three years, have an exercise price of $1.25 and expire in 10 years.

On January 13, 2021, the Board of Directors approved the Marizyme, Inc. 2021 Stock Incentive Plan (“SIP”). The SIP incorporates stock options issued prior to January 13, 2021.

On January 16, 2021, the Company issued 40,000 options for common stock to Roger Schaller, the Company’s executive vice president. The options vest over three years, have an exercise price of $1.25 and expire in 10 years.

On January 29, 2021, the Company issued 40,000 options for common stock to Amy Chandler, the Company’s executive vice president. The options vest over three years, have an exercise price of $1.25 and expire in 10 years.

On January 31, 2021, the Company fully vested 50,000 options for an employee. See Note 10.

On March 5, 2021, the Company modified the vesting of the common stock and stock options issued to Mr. Harmon. As of this date, all common stock was vested and 50% of the stock options were vested as of this date and the remaining 50% vest on October 22, 2021. See Note 10.

On March 5, 2021, the Company issued 125,000 options for common stock to James Sapirstein, the Company’s chairman. The options vest over three years, have an exercise price of $1.25 and expire in 10 years.

On March 5, 2021, the Company issued 125,000 options for common stock to Terry Brostowin, a director for the Company. The options vest over three years, have an exercise price of $1.25 and expire in 10 years.

On March 5, 2021, the Company issued 125,000 options for common stock to Dr. William Hearl, a director for the Company. The options vest over three years, have an exercise price of $1.25 and expire in 10 years.

On March 5, 2021, the Company issued 125,000 options for common stock to Julie Kampf, a director for the Company. The options vest over three years, have an exercise price of $1.25 and expire in 10 years.

On March 5, 2021, the Company issued 125,000 options for common stock to Dr. Vithal Dhaduk, a director for the Company. The options vest over three years, have an exercise price of $1.25 and expire in 10 years.

On March 18, 2021, Dr. Campbell resigned from all positions. See Notes 1, 6 and 10 to the financial statements.

On April 2, 2021, Dr. Satish Chandran was terminated from all positions.